Acquisitions and Divestitures - Acquisition of Grivalia Hospitality S.A. (Details) € in Millions, $ in Millions		12 Months Ended
	Jul. 05, 2022 USD ($)	Dec. 31, 2021	Jul. 05, 2022 EUR (€)
Grivalia Hospitality
Acquisitions and Divestitures
Cash consideration	$ 194.6		€ 190.0
Grivalia Hospitality
Acquisitions and Divestitures
Ownership percentage	78.40%	33.50%